GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 25,285	$ 20,976
Acquisitions and others		5,494
Impairment	$ (3,843)	(1,185)
Goodwill, Ending Balance	21,442	25,285	$ 20,976
Syneron [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 15,321	$ 15,321
Acquisitions and others
Impairment
Goodwill, Ending Balance	$ 15,321	$ 15,321	15,321
LI [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 3,184	3,127
Acquisitions and others		57
Impairment
Goodwill, Ending Balance	$ 3,184	3,184	3,127
RBT [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 1,343	$ 2,528
Acquisitions and others
Impairment	$ (1,343)	$ (1,185)
Goodwill, Ending Balance		$ 1,343	$ 2,528
CT [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 5,437
Acquisitions and others		$ 5,437
Impairment	$ (2,500)
Goodwill, Ending Balance	$ 2,937	$ 5,437